                           AIM COUNSELOR SERIES TRUST

                   AIM Floating Rate Fund -- Class A, C and R
                AIM Structured Core Fund -- Class A, B, C and R AIM Structured Growth Fund -- Class A, B, C and R AIM Structured Value Fund -- Class A, B, C and R
                      Supplement dated June 29, 2007 to the
                      Prospectuses dated December 29, 2006

             AIM Select Real Estate Income Fund -- Class A, B and C
                     Supplement dated June 29, 2007 to the
                         Prospectus dated March 12, 2007

                                AIM EQUITY FUNDS

          AIM Capital Development Fund -- Class A, B, C, R and Investor
                     AIM Charter Fund -- Class A, B, C and R
                 AIM Constellation Fund -- Class A, B, C and R
         AIM Large Cap Basic Value Fund -- Class A, B, C, R and Investor
                      Supplement dated June 29, 2007 to the
                      Prospectuses dated February 28, 2007

                         AIM INTERNATIONAL MUTUAL FUNDS

       AIM International Core Equity Fund -- Class A, B, C, R and Investor
                      Supplement dated June 29, 2007 to the
                       Prospectus dated February 28, 2007

                              AIM INVESTMENT FUNDS

                        AIM China Fund- Class A, B and C
            AIM Global Health Care Fund -- Class A, B, C and Investor
                       AIM Japan Fund -- Class A, B and C
                      Supplement dated June 29, 2007 to the
                      Prospectuses dated February 28, 2007

             AIM International Total Return Fund -- Class A, B and C
                     Supplement dated June 29, 2007 to the
                       Prospectus dated February 28, 2007
                         as supplemented April 10, 2007

                    AIM LIBOR Alpha Fund -- Class A, C and R
                     Supplement dated June 29, 2007 to the
                       Prospectus dated February 28, 2007
               as supplemented March 28, 2007 and April 24, 2007

                         AIM INVESTMENT SECURITIES FUNDS

               AIM Global Real Estate Fund -- Class A, B, C and R
                     Supplement dated June 29, 2007 to the
                       Prospectus dated November 17, 2006
             as supplemented December 13, 2006 and January 25, 2007

                AIM High Yield Fund -- Class A, B, C and Investor
                     Supplement dated June 29, 2007 to the
                       Prospectus dated November 17, 2006
              as supplemented December 20, 2006 and April 13, 2007

                AIM Income Fund -- Class A, B, C, R and Investor
                  AIM Short Term Bond Fund -- Class A, C and R
                      Supplement dated June 29, 2007 to the
                      Prospectuses dated November 17, 2006
                         as supplemented April 13, 2007

              AIM Limited Maturity Treasury Fund -- Class A and A3
                     Supplement dated June 29, 2007 to the
                       Prospectus dated November 17, 2006
                 as supplemented April 13, 2007 and May 1, 2007

  AIM Money Market Fund -- AIM Cash Reserve Shares, Class B, C, R and Investor
              AIM Municipal Bond Fund -- Class A, B, C and Investor
                     Supplement dated June 29, 2007 to the
                      Prospectuses dated November 11, 2006

                                AIM SECTOR FUNDS

                  AIM Energy Fund -- Class A, B, C and Investor
           AIM Financial Services Fund -- Class A, B, C and Investor
          AIM Gold & Precious Metals Fund -- Class A, B, C and Investor
               AIM Leisure Fund -- Class A, B, C, R and Investor
                AIM Utilities Fund -- Class A, B, C and Investor
                      Supplement dated June 29, 2007 to the
                        Prospectuses dated July 31, 2006
                       as supplemented September 20, 2006,

                AIM Technology Fund -- Class A, B, C and Investor
                     Supplement dated June 29, 2007 to the
                         Prospectus dated July 31, 2006
                       as supplemented September 20, 2006,
                               and March 12, 2007

                                 AIM STOCK FUNDS

               AIM Dynamics Fund -- Class A, B, C, R and Investor
                     Supplement dated June 29, 2007 to the
                       Prospectus dated November 17, 2006
                           as supplemented May 1, 2007

                    AIM S&P 500 Index Fund -- Investor Class
                     Supplement dated June 29, 2007 to the
                       Prospectus dated November 17, 2006

                     AIM SUMMIT FUND -- Class A, B, C and P
                     Supplement dated June 29, 2007 to the
                       Prospectus dated February 28, 2007

                              AIM TAX-EXEMPT FUNDS

               AIM High Income Municipal Fund -- Class A, B and C
                     Supplement dated June 29, 2007 to the
                         Prospectus dated July 31, 2006
                       as supplemented September 20, 2006
                               and March 23, 2007

                AIM Tax-Exempt Cash Fund -- Class A and Investor
                AIM Tax-Free Intermediate Fund -- Class A and A3
                      Supplement dated June 29, 2007 to the
                        Prospectuses dated July 31, 2006
                       as supplemented September 20, 2006

                          AIM TREASURER'S SERIES TRUST

                       Premier Portfolio -- Investor Class
                 Premier Tax-Exempt Portfolio -- Investor Class
            Premier U.S. Government Money Portfolio -- Investor Class
                      Supplement dated June 29, 2007 to the
                       Prospectus dated December 14, 2006
                        as supplemented December 29, 2006

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

      "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

The following replaces in its entirety the information appearing under the first paragraph under the heading "PURCHASING SHARES -- SPECIAL PLANS -- AUTOMATIC DIVIDEND INVESTMENT" on page A-8 of the prospectus:

"Your dividends and distributions may be paid in cash or reinvested in the same fund or another fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same fund and no checks will be issued. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.

You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another fund:

      - Your account balance in the fund paying the dividend or distribution must be at least $5,000; and

      - Your account balance in the fund receiving the dividend or distribution must be at least $500."

The following replaces in its entirety the information appearing under the first paragraph under the heading "REDEEMING SHARES -- REDEMPTIONS INITIATED BY THE FUNDS" on page A-9 of the prospectus:

"If your account (Class A, A3, B, C, P and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the funds have the right to redeem the account after giving you 60 days' prior written notice. Your may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan."

                           AIM COUNSELOR SERIES TRUST

            AIM Select Real Estate Income Fund -- Institutional Class
                     Supplemented dated June 29, 2007 to the
                         Prospectus dated March 12, 2007

                                AIM GROWTH SERIES

                AIM Independence Now Fund -- Institutional Class
               AIM Independence 2010 Fund -- Institutional Class AIM Independence 2020 Fund -- Institutional Class AIM Independence 2030 Fund -- Institutional Class AIM Independence 2040 Fund -- Institutional Class
               AIM Independence 2050 Fund -- Institutional Class
                      Supplement dated June 29, 2007 to the
                          Prospectus dated May 1, 2007

                              AIM INVESTMENT FUNDS

                                 AIM China Fund
                       AIM International Total Return Fund
                                 AIM Japan Fund
                              AIM LIBOR Alpha Fund
                     Supplemented dated June 29, 2007 to the
                       Prospectus dated February 28, 2007
                 as supplemented March 28, 2007, April 10, 2007
                               and April 24, 2007

                                AIM SECTOR FUNDS

                     AIM Energy Fund -- Institutional Class
                   AIM Technology Fund -- Institutional Class
                    AIM Utilities Fund -- Institutional Class
                      Supplement dated June 29, 2007 to the
                         Prospectus dated July 31, 2006
                       as supplemented September 20, 2006,
                      February 28, 2007 and March 12, 2007

                                 AIM STOCK FUNDS

                    AIM Dynamics Fund -- Institutional Class
                  AIM S&P 500 Index Fund -- Institutional Class
                      Supplement dated June 29, 2007 to the
                       Prospectus dated November 17, 2006
                as supplemented February 28, 2007 and May 1, 2007

                              AIM TAX-EXEMPT FUNDS

              AIM High Income Municipal Fund -- Institutional Class
              AIM Tax-Free Intermediate Fund -- Institutional Class
                      Supplement dated June 29, 2007 to the
                         Prospectus dated July 31, 2006
                       as supplemented September 20, 2006,
                      February 28, 2007 and March 23, 2007

                          AIM TREASURER'S SERIES TRUST
                    Premier Portfolio -- Institutional Class
               Premier Tax-Exempt Portfolio -- Institutional Class
          Premier U.S Government Money Portfolio -- Institutional Class
                        Supplemented dated June 29, 2007
                       Prospectus dated December 14, 2006

The following information is added as a new fourth paragraph under the heading "FUND MANAGEMENT - THE ADVISOR" of the prospectus:

      "The fund expects that the SEC will, in the near future, provide notice to the public that it has approved the distribution methodology (the "IDC Plan") determined by AIM's independent distribution consultant, as described above, and that payments from the two fair funds described above may be distributed in accordance with the terms of the IDC Plan. AIM has informed the fund that, as soon as practicable upon the SEC's issuance of such notice, AIM intends to make or cause to be made available further details regarding the IDC Plan and planned distributions thereunder on AIM's website, available at http://www.aiminvestments.com. AIM's website is not a part of the fund's prospectus. While the fund expects that the SEC will make the above-described notice available in the near future, neither AIM nor the fund is able to guarantee this or make any specific representation as to the actual timing of such notice's availability."

                       PREMIER PORTFOLIO - INVESTOR CLASS
                  PREMIER TAX-EXEMPT PORTFOLIO - INVESTOR CLASS
   PREMIER PLACECOUNTRY-REGIONU.S. GOVERNMENT MONEY PORTFOLIO - INVESTOR CLASS

               (SERIES PORTFOLIOS OF AIM TREASURER'S SERIES TRUST)

                      Supplement dated June 29, 2007 to the
           Statement of Additional Information dated December 14, 2006 as supplemented February 28, 2007, March 23, 2007 and
                                  May 31, 2007

Effective June 15, 2007, Robert H. Graham resigned as Trustee and Vice Chair of the Trust, and any references to Mr. Graham serving as Trustee or Vice Chair are hereby removed as of the date set forth above.

The following information replaces in its entirety the eighth paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 24 of the Statement of Additional Information.

         "AIM has contractually agreed through at least June 30, 2008 to waive management fees equal to 0.08% of Premier Portfolio's and Premier U.S. Government Money Portfolio's average daily net assets. Such contractual fee waivers or reductions are set forth in the Fee Table to each Portfolio's Prospectus and may not be terminated or amended to a Portfolio's detriment during the period stated in the agreement between AIM and such Portfolio."

The following information replaces in its entirety the last bullet point under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES - LETTERS OF INTENT - CALCULATING THE INITIAL SALES CHARGE" on page 36 of the Statement of Additional Information.

         o "Reinvestment of dividends and capital gains distributions acquired during the 13-month LOI period will not be applied to the LOI."

The following information replaces in its entirety the first and second bullet points under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - PURCHASE AND REDEMPTION OF SHARES - LETTERS OF INTENT - CALCULATING THE NUMBER OF SHARES TO BE PURCHASED" on page 36 of the Statement of Additional Information.

         o "Purchases made and shares acquired through reinvestment of dividends and capital gains distributions prior to the LOI effect date will be applied toward the completion of the LOI based on the value of the shares calculated at the public offering price on the effective date of the LOI."

                     PREMIER PORTFOLIO - INSTITUTIONAL CLASS

               (SERIES PORTFOLIO OF AIM TREASURER'S SERIES TRUST)

                      Supplement dated June 29, 2007 to the
           Statement of Additional Information dated December 14, 2006 as supplemented February 28, 2007, March 23, 2007 and
                                  May 31, 2007

Effective June 15, 2007, Robert H. Graham resigned as Trustee and Vice Chair of the Trust, and any references to Mr. Graham serving as Trustee or Vice Chair are hereby removed as of the date set forth above.

The following information replaces in its entirety the eighth paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 22 of the Statement of Additional Information.

         "AIM has contractually agreed through at least June 30, 2008 to waive management fees equal to 0.08% of the Portfolio's average daily net assets. Such contractual fee waivers or reductions are set forth in the Fee Table to the Portfolio's Prospectus and may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio."

               PREMIER TAX-EXEMPT PORTFOLIO - INSTITUTIONAL CLASS

               (SERIES PORTFOLIO OF AIM TREASURER'S SERIES TRUST)

                      Supplement dated June 29, 2007 to the
           Statement of Additional Information dated December 14, 2006 as supplemented February 28, 2007, and March 23, 2007


Effective June 15, 2007, Robert H. Graham resigned as Trustee and Vice Chair of the Trust, and any references to Mr. Graham serving as Trustee or Vice Chair are hereby removed as of the date set forth above.

          PREMIER U.S. GOVERNMENT MONEY PORTFOLIO - INSTITUTIONAL CLASS

               (SERIES PORTFOLIO OF AIM TREASURER'S SERIES TRUST)

                      Supplement dated June 29, 2007 to the
           Statement of Additional Information dated December 14, 2006 as supplemented February 28, 2007 and March 23, 2007


Effective June 15, 2007, Robert H. Graham resigned as Trustee and Vice Chair of the Trust, and any references to Mr. Graham serving as Trustee or Vice Chair are hereby removed as of the date set forth above.

The following information replaces in its entirety the eighth paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 18 of the Statement of Additional Information.

         "AIM has contractually agreed through at least June 30, 2008 to waive management fees equal to 0.08% of the Portfolio's average daily net assets. Such contractual fee waivers or reductions are set forth in the Fee Table to the Portfolio's Prospectus and may not be terminated or amended to the Portfolio's detriment during the period stated in the agreement between AIM and the Portfolio."